Operating Segments - Revenue and Non-current Assets by Geographic Area (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Revenue	₩ 60,186,867	₩ 52,939,771	₩ 58,522,268
Non-current assets	38,900,718	40,976,788
Domestic [member]
Disclosure of geographical areas [line items]
Non-current assets	30,790,462	31,772,641
Japan [member]
Disclosure of geographical areas [line items]
Non-current assets	162,328	187,266
China [member]
Disclosure of geographical areas [line items]
Non-current assets	1,284,561	1,451,405
Asia-other [member]
Disclosure of geographical areas [line items]
Non-current assets	5,266,799	6,163,388
North America [member]
Disclosure of geographical areas [line items]
Non-current assets	277,249	168,800
Other countries [member]
Disclosure of geographical areas [line items]
Non-current assets	1,119,319	1,233,288
Basis difference [Member]
Disclosure of geographical areas [line items]
Revenue	(468,233)	(143,742)	329,923
Reportable segments [member]
Disclosure of geographical areas [line items]
Revenue	95,059,704	81,885,203	87,471,744
Reportable segments [member] | External customers [member]
Disclosure of geographical areas [line items]
Revenue	60,655,100	53,083,513	58,192,345
Reportable segments [member] | External customers [member] | Domestic [member]
Disclosure of geographical areas [line items]
Revenue	38,882,220	34,883,941	39,268,907
Reportable segments [member] | External customers [member] | Japan [member]
Disclosure of geographical areas [line items]
Revenue	2,200,405	1,892,022	1,934,808
Reportable segments [member] | External customers [member] | China [member]
Disclosure of geographical areas [line items]
Revenue	6,731,214	5,908,046	5,756,867
Reportable segments [member] | External customers [member] | Asia-other [member]
Disclosure of geographical areas [line items]
Revenue	7,750,553	5,649,843	5,888,045
Reportable segments [member] | External customers [member] | North America [member]
Disclosure of geographical areas [line items]
Revenue	1,725,120	1,899,291	1,921,039
Reportable segments [member] | External customers [member] | Other countries [member]
Disclosure of geographical areas [line items]
Revenue	₩ 3,365,588	₩ 2,850,370	₩ 3,422,679